PROVISIONS AND ALLOWANCES - Evolution of the allowances deducted (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movement in allowance of trade receivables
At the beginning of the year	$ (115,535)	$ (93,287)
Increases	(97,299)	(77,335)
Acquisitions through business combination (*)	(120,152)	(161)
Uses and others	36,959	10,351
RECPAM and currency translation adjustments	(36,988)	(59,058)
At the end of the year	(259,039)	(101,374)
Movement in allowance of other receivables
At the beginning of the year	(1,645)	(4,658)
Increases	(1,498)	(1,101)
Uses and others	735	1,112
RECPAM and currency translation adjustments	230	2,378
At the end of the period	(2,178)	(2,269)
Movement in allowance of inventories
At the beginning of the year	(9,494)	(3,630)
Increases	(6,167)	(3,351)
Uses and others	979	277
RECPAM and currency translation adjustments	(14)
At the end of the year	$ (14,696)	$ (6,704)